Regulatory Capital Financial Instruments (Details) - Schedule of placement of subordinated bonds CLF in Millions	12 Months Ended
Dec. 31, 2024 CLF
Disclosure of detailed information about financial instruments [abstract]
Placement amount	CLF 3,300,000
Interest rate	3.51%
Plazo de emisión	6 years